Morgan Stanley Quality Municipal Securities
LETTER TO THE SHAREHOLDERS [ ] OCTOBER 31, 2002

Dear Shareholder:

During the 12 months ended October 31, 2002, U.S. economic indicators fluctuated between stronger and weaker growth. The economy continued to recover from recession and the aftermath of September 11. Real gross domestic product
(GDP) accelerated to an annual rate of 5.0 percent in the first quarter of 2002. In the spring, the economy began to send mixed signals and the recovery lost momentum. Weakness in manufacturing and capital spending combined with corporate-accounting scandals and geopolitical turmoil to slow GDP to a 1.3 percent annual rate in the second quarter. The strongest consumer spending of the year and the restocking of inventories led to 4.0 percent annual growth in the third quarter.

As the economy gained strength in the first few months of 2002, a general consensus developed that the Federal Reserve Board would begin to tighten monetary policy and raise short-term interest rates. The bond market reacted to these concerns in March and yields rose. By late spring, however, the consensus shifted to favoring bonds as labor market and capital-spending indicators remained soft and new disclosures on corporate ethics spurred a flight to quality. Most importantly, the Federal Reserve changed its monetary policy bias from neutral toward one of easing. The market's expectations of eventual rate hikes were scaled back and bonds rallied. A mid-October surge in the equity markets created a downdraft in bond prices. However, renewed concerns about the economy helped bond prices improve by month-end. On November 6, 2002, the Federal Reserve lowered the federal funds rate from 1.75 to 1.25 percent. This marked the first change by the central bank in nearly one year.


Municipal Market Conditions

The economic environment and unsettled equity markets lowered municipal yields to levels last seen in the 1960s. The yield on the 30-year insured municipal bond index ranged from a high of 5.43 percent in March to a low of 4.74 percent in September. The index yield stood at 4.96 percent at the end of October 2002. Throughout the period the slope of the municipal yield curve remained steep. The yield pickup for extending maturities from 1 to 30 years averaged 350 basis points.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used as a gauge of the relative value of municipals. The ratio of 30-year insured municipal bond yields to 30-year Treasuries fell from 98 percent in December 2001 to 94 percent in March. As municipals lagged the summer rally in Treasuries, the ratio jumped to 102 percent in September but declined to 99 percent by the end of October. These levels imply that municipals are cheap relative to Treasuries.

State and local governments took advantage of lower interest rates to refinance outstanding debt in a manner similar to homeowners refinancing their mortgages. Refinancing activity contributed to a surge in municipal bond underwriting, and long-term volume increased 27 percent to a record $292 billion in the

Morgan Stanley Quality Municipal Securities
LETTER TO THE SHAREHOLDERS [ ] OCTOBER 31, 2002 continued

first ten months of 2002. Refunding issues represented almost one-quarter of the total. California, Florida, New York, and Texas, the largest states in terms of issuance, represented 40 percent of the national volume. Issuance is on track to raise calendar year 2002's volume to more than $325 billion.

[GRAPHIC OMITTED]

  Date       AAA Ins       Tsy    % Relationship
  ----       -------       ---    --------------
12/31/96       5.60        6.63       84.46
01/31/97       5.70        6.79       83.95
02/28/97       5.65        6.80       83.09
03/31/97       5.90        7.10       83.10
04/30/97       5.75        6.94       82.85
05/30/97       5.65        6.91       81.77
06/30/97       5.60        6.78       82.60
07/30/97       5.30        6.30       84.13
08/31/97       5.50        6.61       83.21
09/30/97       5.40        6.40       84.38
10/31/97       5.35        6.15       86.99
11/30/97       5.30        6.05       87.60
12/31/97       5.15        5.92       86.99
01/31/98       5.15        5.80       88.79
02/28/98       5.20        5.92       87.84
03/31/98       5.25        5.93       88.53
04/30/98       5.35        5.95       89.92
05/29/98       5.20        5.80       89.66
06/30/98       5.20        5.65       92.04
07/31/98       5.18        5.71       90.72
08/31/98       5.03        5.27       95.45
09/30/98       4.95        5.00       99.00
10/31/98       5.05        5.16       97.87
11/30/98       5.00        5.06       98.81
12/31/98       5.05        5.10       99.02
01/31/99       5.00        5.09       98.23
02/28/99       5.10        5.58       91.40
03/31/99       5.15        5.63       91.47
04/30/99       5.20        5.66       91.87
05/31/99       5.30        5.83       90.91
06/30/99       5.47        5.96       91.78
07/31/99       5.55        6.10       90.98
08/31/99       5.75        6.06       94.88
09/30/99       5.85        6.05       96.69
10/31/99       6.03        6.16       97.89
11/30/99       6.00        6.29       95.39
12/31/99       5.97        6.48       92.13
01/31/00       6.18        6.49       95.22
02/29/00       6.04        6.14       98.37
03/31/00       5.82        5.83       99.83
04/30/00       5.91        5.96       99.16
05/31/00       5.91        6.01       98.34
06/30/00       5.84        5.90       98.98
07/31/00       5.73        5.78       99.13
08/31/00       5.62        5.67       99.12
09/30/00       5.74        5.89       97.45
10/31/00       5.65        5.79       97.58
11/30/00       5.55        5.61       98.93
12/31/00       5.27        5.46       96.52
01/31/01       5.30        5.50       96.36
02/28/01       5.27        5.31       99.25
03/31/01       5.26        5.44       96.69
04/30/01       5.45        5.79       94.13
05/31/01       5.40        5.75       93.91
06/30/01       5.35        5.76       92.88
07/31/01       5.16        5.52       93.48
08/31/01       5.07        5.37       94.41
09/30/01       5.20        5.42       95.94
10/31/01       5.04        4.87      103.49
11/30/01       5.17        5.29       97.73
12/31/01       5.36        5.47       97.99
01/31/02       5.22        5.43       96.13
02/28/02       5.14        5.42       94.83
03/31/02       5.43        5.80       93.62
04/30/02       5.30        5.59       94.81
05/31/02       5.29        5.62       94.13
06/30/02       5.27        5.51       95.64
07/31/02       5.12        5.30       96.60
08/31/02       5.00        4.93      101.42
09/30/02       4.74        4.67      101.50
10/31/02       4.92        4.99       98.60


Performance

The net asset value (NAV) of Morgan Stanley Quality Municipal Securities (IQM) increased from $15.19 to $15.42 per share for the fiscal year ended October 31, 2002. Based on this change plus the reinvestment of tax-free dividends totaling $0.815 per share the Trust's total NAV return was 7.68 percent. IQM's value on the New York Stock Exchange (NYSE) increased from $13.62 to $13.75 per share during the same period. Based on this change plus the reinvestment of tax-free dividends, the IQM's total market return was 7.09 percent. On October 31, 2002, IQM's NYSE market price was at a 10.83 percent discount to its NAV.

Morgan Stanley Quality Municipal Securities
LETTER TO THE SHAREHOLDERS [ ] OCTOBER 31, 2002 continued

Monthly dividends for the fourth quarter of 2002 were declared in September. Beginning with the October payment, the monthly dividend was increased from $0.0675 to $0.0725 per share. The new dividend reflects the level of the Trust's undistributed net investment income and projected earnings. The Trust's level of undistributed net investment income was $0.168 per share on October 31, 2002, versus $0.119 per share last year.


Portfolio Structure

The Trust's total net assets, including Auction Rate Preferred Shares (ARPS), of $343 million were diversified among 13 long-term sectors and 63 credits. At the end of October the portfolio's average maturity was 17 years. Average duration, a measure of sensitivity to interest-rate changes, was 4.4 years. The accompanying charts provide current information on the portfolio's credit ratings, maturity distribution and sector concentrations. Optional call provisions by year and their respective cost (book) yields are also shown.


The Impact of Leveraging

As discussed in previous reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding ARPS. ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During the 12-month period, ARPS leverage contributed approximately $0.16 per share to common share earnings. The Trust's five ARPS series totaled $97 million and represented 28 percent of total net assets. In January 2002, ARPS series 4 was extended until January 2004 at a yield of 2.43 percent. In July 2002, series 5 was extended until July 2004 at a yield of 2.02 percent. The yield on IQM's three weekly series ranged from 1.05 to 2.47 percent, during the 12-month period.


Looking Ahead

The Federal Reserve Board's cautious approach toward an eventual rate tightening earlier this year helped stabilize the fixed-income markets. In fact, the Fed's current willingness to be accommodative resulted in a major bond rally during the second and third calendar quarters. We believe that the yields on tax-exempt securities continue to favor municipal bonds as an attractive choice for tax-conscious investors. For many investors, the taxable equivalent yields available on municipal bonds offer a significant advantage.

Morgan Stanley Quality Municipal Securities
LETTER TO THE SHAREHOLDERS [ ] OCTOBER 31, 2002 continued

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions. During the 12-month period ended October 31, 2002, the Trust purchased and retired 471,300 shares of common stock at a weighted average market discount of 8.86 percent.

We appreciate your ongoing support of Morgan Stanley Quality Municipal Securities and look forward to continuing to serve your investment needs.


Very truly yours,


/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
--------------------------               ----------------------
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President and CEO

Morgan Stanley Quality Municipal Securities
LETTER TO THE SHAREHOLDERS [ ] OCTOBER 31, 2002 continued

[GRAPHIC OMITTED]

LARGEST SECTORS as of October 31, 2002
(% of Long-Term Portfolio)


Transportation          16%
Water & Sewer           15%
IDR/PCR*                12%
Hospital                11%
Mortgage                10%
General Obligation       9%
Electric                 8%
Education                8%

*Industrial Development/Pollution Control Revenue.

 Portfolio structure is subject to change.

[GRAPHIC OMITTED]

CREDIT RATINGS as of October 31, 2002
(% of Long-Term Portfolio)


Aaa or AAA
    45%

Baa or BBB
    1%

A or A
  14%

Aa or AA
   40%


As measured by Moody's Investors Service, Inc. or Standard & Poor's Corp.

Portfolio structure is subjec to change.



[GRAPHIC OMITTED]


DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio)


0.0%    4.5%    71.2%   22.3%   2.0%
1-5     5-10    10-20   20-30   30+
Years   Years   Years   Years   Years


WEIGHTED AVERAGE
MATURITY: 17 YEARS

Portfolio structure is subject to change.

Morgan Stanley Quality Municipal Securities
LETTER TO THE SHAREHOLDERS [ ] OCTOBER 31, 2002 continued

[GRAPHIC OMITTED]

                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                                OCTOBER 31, 2002


                                Weighted Average
                            Call Protection: 5 Years


                                PERCENT CALLABLE


 0%     44%    14%    0%      0%      3%      0%     2%      4%     10%     23%
2002   2003   2004   2005    2006    2007    2008   2009    2010   2011    2012+

                              Years Bonds Callable


                                Weighted Average
                                Book Yield: 5.5%


                               COST (BOOK) YIELD*



       5.6%   5.7%                 5.7%          5.4%   6.0%   5.3%   5.0%

2002   2003   2004   2005   2006   2007   2008   2009   2010   2011   2012+


* Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Trust's operating expenses. For example, the Trust is earning a book yield of 5.6% on 44% of the long-term portfolio that is callable in 2003.
  Portfolio structure is subject to change.

Morgan Stanley Quality Municipal Securities
LETTER TO THE SHAREHOLDERS [ ] OCTOBER 31, 2002 continued

                       Geographic Summary of Investments
            Based on Market Value as a Percent of Total Investments


Alaska .................  1.5%  Hawaii .................  4.0%   Minnesota ...............  0.7%  Texas ..................   6.4%
Arizona ................  2.1   Illinois ...............  8.4    Missouri ................  7.4   Virginia ...............   5.5
California .............  2.4   Kentucky ...............  4.5    Nevada ..................  1.3   Washington .............   4.7
Colorado ...............  1.7   Louisiana ..............  2.9    New York ................  5.6   West Virginia ..........   1.5
Connecticut ............  1.8   Maine ..................  0.6    North Carolina ..........  1.3   Wisconsin ..............   7.1
District of Columbia....  0.6   Maryland ...............  8.0    Pennsylvania ............  1.8   Wyoming ................   0.9
Florida ................  3.1   Massachusetts ..........  5.7    South Carolina ..........  4.0                            -----
Georgia ................  1.5   Michigan ...............  1.5    Tennessee ...............  1.5   Total .................. 100.0%
                                                                                                                           =====


Morgan Stanley Quality Municipal Securities
RESULTS OF ANNUAL MEETING


On June 19, 2002, an annual meeting of the Trust's shareholders was held for the purpose of voting on two separate matters, the results of which were as follows:



(1) Election of Trustees by all shareholders:
    Wayne E. Hedien
    For ............................................  13,670,356
    Withheld .......................................     161,726
    John L. Schroeder
    For ............................................  13,680,233
    Withheld .......................................     151,849

(2) Election of Trustee by preferred shareholders:
    Manuel H. Johnson
    For ............................................       1,295
    Withheld .......................................           0

The following Trustees were not standing for reelection at this meeting:
Michael Bozic, Charles A. Fiumefreddo, Edwin J. Garn, James F. Higgins, Michael
E. Nugent and Philip J. Purcell.

Morgan Stanley Quality Municipal Securities
PORTFOLIO OF INVESTMENTS [ ] OCTOBER 31, 2002


  PRINCIPAL
  AMOUNT IN                                                                              COUPON        MATURITY
  THOUSANDS                                                                               RATE           DATE         VALUE
-------------                                                                         ------------   ----------- ---------------
              Tax-Exempt Municipal Bonds (130.8%)
              General Obligation (11.5%)
 $    2,000   Connecticut, 2002 Ser B ............................................... 5.50 %          06/15/20    $  2,161,180
      3,000   Florida Board of Education, Capital Outlay Refg 2002 Ser C (MBIA) ..... 5.00            06/01/19       3,119,970
      3,000   De Kalb County, Georgia, Refg 1993 .................................... 5.25            01/01/20       3,112,410
      4,020   Chicago, Illinois, Ser 2000 A (FGIC) .................................. 6.125           01/01/21       4,574,398
     10,000   Washington Suburban Sanitation District, Maryland,
                Refg 1993 Second Ser ................................................ 5.25            06/01/14      10,357,000
      5,000   Metropolitan Government of Nashville & Davidson County,
                Tennessee, Refg Ser 1997** .......................................... 5.125           05/15/25       5,051,600
 ----------                                                                                                       ------------
     27,020                                                                                                         28,376,558
 ----------                                                                                                       ------------
              Educational Facilities Revenue (9.9%)
      2,000   District of Columbia, Georgetown University Ser 1993 .................. 5.25            04/01/13       2,033,900
                Illinois Educational Facilities Authority,
      4,695     Illinois Wesleyan University Ser 1993 ............................... 5.70            09/01/23       4,793,642
      4,955   Northwestern University Refg Ser 1993 ................................. 5.375           12/01/21       5,052,614
              Massachusetts Health & Educational Facilities Authority,
     10,000     Boston College Ser K ................................................ 5.25            06/01/18      10,297,000
      2,100     Wentworth Institute of Technology Ser B (Connie Lee) ................ 5.50            10/01/23       2,140,047
 ----------                                                                                                       ------------
     23,750                                                                                                         24,317,203
 ----------                                                                                                       ------------
              Electric Revenue (10.8%)
      3,890   Salt River Project, Arizona, Agricultural Improvement & Power
                District 2002 Ser B ................................................. 5.00            01/01/22       3,936,135
      2,000   Orlando Utilities Commission, Florida, Ser 2001 A ..................... 5.25            10/01/19       2,117,220
      5,000   Southern Minnesota Municipal Power Agency, Ser 2002 A (Ambac) ......... 0.00            01/01/18       2,376,800
      2,400   North Carolina Municipal Power Agency #1, Catawba Ser 1993
                (MBIA) .............................................................. 9.17[+/+]       01/01/12       2,506,272
      5,000   Chelan County Public Utility District #1, Washington, Hydro
                Refg Ser 1993 G ..................................................... 5.375           06/01/18       5,074,900
     10,000   Snohomish County Public Utility District #1, Washington, Ser 1993 B
                (AMT) ............................................................... 5.80            01/01/24      10,481,700
 ----------                                                                                                       ------------
     28,290                                                                                                         26,493,027
 ----------                                                                                                       ------------

                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities
PORTFOLIO OF INVESTMENTS [ ] OCTOBER 31, 2002 continued


  PRINCIPAL
  AMOUNT IN                                                                            COUPON      MATURITY
  THOUSANDS                                                                             RATE         DATE         VALUE
-------------                                                                         --------   ----------- ---------------
              Hospital Revenue (14.2%)
 $    6,000   Colorado Health Facilities Authority, Catholic Health Initiatives
                Ser 2001 A .......................................................... 5.25 %      09/01/24    $  5,900,040
      2,000   Maine Health & Higher Educational Facilities Authority, Ser 1993 D
                (FSA) ............................................................... 5.50        07/01/18       2,084,580
      2,500   Maryland Health & Higher Educational Facilities Authority,
                University of Maryland Medical Ser 2001 ............................. 5.25        07/01/34       2,487,575
     10,000   Missouri Health & Educational Facilities Authority,
                Barnes-Jewish /Christian Health Ser 1993 A .......................... 5.25        05/15/14      10,758,700
      2,000   North Central Texas Health Facilities Development Corporation,
                Baylor HealthCare Ser 2001 A ........................................ 5.125       05/15/29       1,914,720
     10,000   Fairfax County Industrial Development Authority, Virginia, Inova Health
                Refg Ser 1993 A ..................................................... 5.25        08/15/19      10,681,100
      1,100   Fredericksburg Industrial Development Authority, Virginia, MediCorp
                Health Ser 2002 B ................................................... 5.125       06/15/33       1,064,459
 ----------                                                                                                   ------------
     33,600                                                                                                     34,891,174
 ----------                                                                                                   ------------
              Industrial Development/Pollution Control Revenue (15.7%)
     10,000   Hawaii Department of Budget & Finance, Hawaiian Electric Co Inc
                Ser 1993 (AMT) (MBIA) ............................................... 5.45        11/01/23      10,114,800
      4,000   Calvert County, Maryland, Baltimore Gas & Electric Co
                Refg Ser 1993 ....................................................... 5.55        07/15/14       4,153,800
      4,000   Brazos River Authority, Texas, Houston Lighting & Power Co
                Ser 1993 (MBIA) ..................................................... 5.60        12/01/17       4,198,080
      5,000   Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001B (AMT)     5.75        05/01/30       4,300,000
      5,000   Marshall County, West Virginia, Ohio Power Co Ser B (MBIA) ............ 5.45        07/01/14       5,229,250
     10,000   Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993 .......... 6.90        02/01/13      10,627,500
 ----------                                                                                                   ------------
     38,000                                                                                                     38,623,430
 ----------                                                                                                   ------------
              Mortgage Revenue - Multi-Family (7.0%)
      3,495   Illinois Housing Development Authority, 1993 Ser A .................... 5.90        07/01/12       3,552,038
     13,310   Wisconsin Housing & Economic Development Authority, 1993 Ser .......... 5.55        11/01/15      13,590,442
 ----------                                                                                                   ------------
     16,805                                                                                                     17,142,480
 ----------                                                                                                   ------------

                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities
PORTFOLIO OF INVESTMENTS [ ] OCTOBER 31, 2002 continued


  PRINCIPAL
  AMOUNT IN                                                                           COUPON       MATURITY
  THOUSANDS                                                                            RATE          DATE         VALUE
-------------                                                                      -----------   ----------- ---------------
              Mortgage Revenue - Single Family (6.6%)
 $    5,000   Alaska Housing Finance Corporation, 1997 Ser A (MBIA) .............. 6.00 %         06/01/27    $  5,103,050
      3,830   Connecticut Housing Finance Authority, 1993 SubSer F-1 ............. 5.60           05/15/11       3,932,070
      7,000   Kentucky Housing Corporation, Federally Insured/Gtd Loans
                1993 Ser B ....................................................... 5.40           07/01/14       7,135,940
 ----------                                                                                                   ------------
     15,830                                                                                                     16,171,060
 ----------                                                                                                   ------------
              Public Facilities Revenue (2.7%)
      1,500   Arizona School Facilities Board, School Improvement Ser 2002 ....... 5.25           07/01/20       1,578,885
      5,000   California Public Works Board, Correctional 1993 Ser D COPs ........ 5.375          06/01/18       5,089,500
 ----------                                                                                                   ------------
      6,500                                                                                                      6,668,385
 ----------                                                                                                   ------------
              Recreational Facilities Revenue (5.9%)
      8,480   Metropolitan Pier & Exposition Authority, Illinois, McCormick Place
                Ser 2002 A (MBIA) ................................................ 0.00++         06/15/26       4,162,662
     10,000   Regional Convention & Sports Complex Authority, Missouri,
                Refg Ser A 1993 .................................................. 5.60           08/15/17      10,270,300
 ----------                                                                                                   ------------
     18,480                                                                                                     14,432,962
 ----------                                                                                                   ------------
              Resource Recovery Revenue (4.2%)
     10,000   Northeast Maryland Waste Disposal Authority, Montgomery County
 ----------     Ser 1993 A (AMT) ................................................. 6.30           07/01/16      10,394,700
                                                                                                              ------------
              Transportation Facilities Revenue (20.3%)
      1,500   Arizona Transportation Board, Ser 2002 B (WI) ...................... 5.25           07/01/21       1,563,405
      5,000   Miami-Dade County, Florida, Miami International Airport Ser 2000 A
                (AMT) (FGIC) ..................................................... 6.00           10/01/24       5,432,300
      2,000   Georgia State Road & Tollway Authority, Ser 2001 ................... 5.375          03/01/17       2,168,540
      3,000   Hawaii, Airports Refg Ser 2000 B (AMT) (FGIC) ...................... 6.625          07/01/18       3,509,310
      3,000   Chicago, Illinois, O'Hare Int'l Airport Passenger Ser 2001 A (Ambac)
                (AMT) ............................................................ 5.375          01/01/32       3,056,940
      3,000   Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA) .... 5.50           01/01/15       3,374,490
      3,000   Massachusetts Bay Transportation Authority, Senior Sales Tax
                2002 Ser A (WI) .................................................. 5.25           07/01/21       3,112,620
      5,000   Wayne County, Michigan, Detroit Metropolitan Wayne County Airport
                Sub Lien Ser 1993 C (MBIA) ....................................... 5.25           12/01/13       5,260,500
      4,000   Missouri Highways & Transportation Commission, Ser A 2001 .......... 5.125          02/01/18       4,215,680

                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities
PORTFOLIO OF INVESTMENTS [ ] OCTOBER 31, 2002 continued


  PRINCIPAL
  AMOUNT IN                                                                         COUPON      MATURITY
  THOUSANDS                                                                          RATE         DATE         VALUE
-------------                                                                      --------   ----------- ---------------
              Triborough Bridge & Tunnel Authority, New York,
 $    3,000     Refg Ser 2002 B .................................................. 5.25 %      11/15/19    $  3,167,670
      3,000     Ser 2001 A ....................................................... 5.00        01/01/32       3,001,980
      8,000   South Carolina Transportation Infrastructure Bank, Ser 1999 A
                (Ambac) .......................................................... 5.50        10/01/16       8,804,880
      3,000   Texas Turnpike Authority, Central Texas First Tier Ser 2002 A
                (Ambac) .......................................................... 5.50        08/15/39       3,139,350
 ----------                                                                                                ------------
     46,500                                                                                                  49,807,665
 ----------                                                                                                ------------
              Water & Sewer Revenue (19.9%)
      3,000   Los Angeles County Sanitation Districts Financing Authority,
                California, 1993 Ser A ........................................... 5.25        10/01/19       3,104,160
              Louisville & Jefferson County Metropolitan Sewer District, Kentucky,
      3,000     Ser 1993 A (MBIA) ................................................ 5.50        05/15/21       3,055,320
      5,000     Ser 1993 B (MBIA) ................................................ 5.50        05/15/23       5,079,050
      4,000   Massachusetts Water Resources Authority, 1993 Ser C ................ 5.25        12/01/20       4,082,200
      4,000   Truckee Meadows Water Authority, Nevada, Ser 2001 A (FSA) .......... 5.50        07/01/19       4,278,240
              New York City Municipal Water Finance Authority, New York,
      2,500     2003 Ser D ....................................................... 5.25        06/15/15       2,712,075
      5,000     1994 Ser B ....................................................... 5.50        06/15/19       5,229,300
      2,000   Winston-Salem, North Carolina, Water & Sewer Refg Ser 2001 ......... 5.125       06/01/28       2,032,620
      2,000   Philadelphia, Pennsylvania, Water & Wastewater Ser 1993 (FSA) ...... 5.50        06/15/14       2,073,980
      4,565   Grand Strand Water & Sewer Authority, South Carolina,
                Refg Ser 2002 (FSA) .............................................. 5.375       06/01/19       4,873,001
              Houston, Texas, Water & Sewer
      2,500     Jr Lien Ser 2002 B (Ambac) ....................................... 5.75        12/01/15       2,833,375
      5,000     Jr Lien Refg Ser 2001 A (FSA) .................................... 5.50        12/01/16       5,470,650
      4,000   Norfolk, Virginia, Water Ser 1993 (Ambac) .......................... 5.375       11/01/23       4,061,320
 ----------                                                                                                ------------
     46,565                                                                                                  48,885,291
 ----------                                                                                                ------------
              Other Revenue (2.1%)
      5,000   New York Local Government Assistance Corporation, Ser 1993 C ....... 5.50        04/01/18       5,149,500
 ----------                                                                                                ------------
    316,340   Total Tax-Exempt Municipal Bonds (Cost $308,800,153) ....................................     321,353,435
 ----------                                                                                                ------------
              Short-Term Tax-Exempt Municipal Obligations (8.3%)
     10,000   East Baton Rouge Parish, Louisiana, Exxon Corporation Ser 1993
                (Demand 11/01/02) ................................................ 1.90*       03/01/22      10,000,000
      4,000   South Fork Municipal Authority, Pennsylvania, Conemaugh Health
                System Ser A 1998 (MBIA) (Demand 11/01/02) ....................... 1.99*       07/01/28       4,000,000

                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities
PORTFOLIO OF INVESTMENTS [ ] OCTOBER 31, 2002 continued


 PRINCIPAL
 AMOUNT IN                                                                             COUPON        MATURITY
 THOUSANDS                                                                              RATE           DATE            VALUE
-----------                                                                         ------------ --------------- ----------------
 $  3,000   Virginia Transportation Board, US Route 58 Corridor Ser 1993 B ........ 5.50 %           05/15/03+    $   3,098,310
      400   Washington Health Care Facilities Authority, Virginia Mason Medical
              Center Ser 1997 B (MBIA) (Demand 11/01/02) .......................... 2.04*            02/15/27           400,000
    2,920   Lincoln County, Wyoming, Exxon Corp Ser 1984 D
              (Demand 11/01/02) ................................................... 1.89*            11/01/14         2,920,000
 --------                                                                                                         -------------
   20,320   Total Short-Term Tax-Exempt Municipal Obligations (Cost $20,288,982) .............................       20,418,310
 --------                                                                                                         -------------
 $336,660   Total Investments (Cost $329,089,135) (a) ........................................          139.1%      341,771,745
 ========
            Other Assets in Excess of Liabilities ............................................             0.4        1,100,358
            Preferred Shares of Beneficial Interest ..........................................          (39.5)      (97,094,394)
                                                                                                                  -------------
            Net Assets Applicable to Common Shareholders .....................................          100.0%    $ 245,777,709
                                                                                                                  =============

------------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT        Alternative Minimum Tax.
COPs       Certificates of Participation.
WI         Security purchased on a "when-issued" basis.
 +         Prerefunded to call date shown.
++ Currently a zero coupon security; will convert to 5.75% on June 15, 2017.
[+/+] Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related short-term security fluctuates.
*          Current coupon of variable rate demand obligation.
** This security is segregated in connection with the purchase of a "when-issued" security.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $13,832,098 and the aggregate gross unrealized depreciation is $1,149,488, resulting in net unrealized appreciation of $12,682,610.


Bond Insurance:
---------------
Ambac       Ambac Assurance Corporation.
Connie Lee  Connie Lee Insurance Company - A wholly owned subsidiary of Ambac
            Assurance Corporation.
FGIC        Financial Guaranty Insurance Company.
FSA         Financial Security Assurance Inc.
MBIA        Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities
PORTFOLIO OF INVESTMENTS [ ] OCTOBER 31, 2002 continued

                       Geographic Summary of Investments

Based on Market Value as a Percent of Net Assets Applicable to Common
                                 Shareholders



Alaska .................   2.1%  Hawaii .................   5.5%  Minnesota ...............   1.0%  Texas ..................    8.9%
Arizona ................   2.9   Illinois ...............  11.6   Missouri ................  10.3   Virginia ...............    7.7
California .............   3.3   Kentucky ...............   6.2   Nevada ..................   1.7   Washington .............    6.5
Colorado ...............   2.4   Louisiana ..............   4.1   New York ................   7.8   West Virginia ..........    2.1
Connecticut ............   2.5   Maine ..................   0.9   North Carolina ..........   1.8   Wisconsin ..............    9.9
District of Columbia....   0.8   Maryland ...............  11.1   Pennsylvania ............   2.5   Wyoming ................    1.2
Florida ................   4.3   Massachusetts ..........   8.0   South Carolina ..........   5.6                             -----
Georgia ................   2.2   Michigan ...............   2.1   Tennessee ...............   2.1   Total ..................  139.1%
                                                                                                                              =====

                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities
FINANCIAL STATEMENTS


Statement of Assets and Liabilities
October 31, 2002



Assets:
Investments in securities, at value
  (cost $329,089,135)...................    $341,771,745
Cash ...................................          65,320
Interest receivable ....................       5,542,672
Prepaid expenses .......................         376,120
                                            ------------
   Total Assets ........................     347,755,857
                                            ------------
Liabilities:
Payable for:
     Investments purchased .............       4,632,638
     Investment management fee .........         112,803
     Common shares of beneficial
        interest repurchased ...........          41,306
Accrued expenses .......................          97,007
                                            ------------
   Total Liabilities ...................       4,883,754
                                            ------------
Preferred shares of beneficial interest,
  (at liquidation value) (1,000,000
  shares authorized of
  non-participating $.01 par value,
  1,940 shares outstanding) ............      97,094,394
                                            ------------
   Net Assets Applicable to Common
     Shareholders ......................    $245,777,709
                                            ============
Composition of Net Assets Applicable to
Common Shareholders:
Common shares of beneficial interest
  (unlimited shares authorized of $.01
  par value, 15,942,058 shares
  outstanding) .........................    $234,083,876
Net unrealized appreciation ............      12,682,610
Accumulated undistributed net
  investment income ....................       2,672,521
Accumulated net realized loss ..........      (3,661,298)
                                            ------------
   Net Assets Applicable to Common
     Shareholders ......................    $245,777,709
                                            ============
Net Asset Value Per Common Share,
($245,777,709 divided by 15,942,058
common shares outstanding) .............    $      15.42
                                            ============


Statement of Operations
For the year ended October 31, 2002



Net Investment Income:
Interest Income ...............................   $17,795,195
                                                  -----------
Expenses
Investment management fee .....................     1,198,373
Auction commission fees .......................       361,418
Transfer agent fees and expenses ..............        66,292
Professional fees .............................        66,150
Auction agent fees ............................        39,205
Shareholder reports and notices ...............        31,476
Registration fees .............................        19,592
Trustees' fees and expenses ...................        18,207
Custodian fees ................................        17,779
Other .........................................        43,130
                                                  -----------
   Total Expenses .............................     1,861,622
Less: expense offset ..........................       (17,724)
                                                  -----------
   Net Expenses ...............................     1,843,898
                                                  -----------
   Net Investment Income ......................    15,951,297
                                                  -----------
Net Realized and Unrealized Gain (Loss):
Net realized gain .............................     2,404,961
Net change in unrealized appreciation .........      (125,801)
                                                  -----------
   Net Gain ...................................     2,279,160
                                                  -----------


Dividends to preferred shareholders
  from net investment income ..................    (2,114,359)
                                                  -----------
Net Increase ..................................   $16,116,098
                                                  ===========

                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities
FINANCIAL STATEMENTS

Statement of Changes in Net Assets




                                                                                 FOR THE YEAR       FOR THE YEAR
                                                                                     ENDED             ENDED
                                                                               OCTOBER 31, 2002   OCTOBER 31, 2001
                                                                              ------------------ -----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income ........................................................   $ 15,951,297       $ 16,451,756
Net realized gain ............................................................      2,404,961          2,575,999
Net change in unrealized appreciation ........................................       (125,801)        11,278,495
Dividends to preferred shareholders from net investment income ...............     (2,114,359)        (3,304,470)
                                                                                 ------------       ------------
  Net Increase ...............................................................     16,116,098         27,001,780
Dividends to common shareholders from net investment income ..................    (13,190,837)       (12,495,689)
Decrease from transactions in common shares of beneficial interest ...........     (6,490,076)        (5,985,778)
                                                                                 ------------       ------------
  Net Increase (Decrease) ....................................................     (3,564,815)         8,520,313

Net Assets Applicable to Common Shareholders:
Beginning of period ..........................................................    249,342,524        240,822,211
                                                                                 ------------       ------------
End of Period
(Including accumulated undistributed net investment income of $2,672,521 and
$1,946,858, respectively).....................................................   $245,777,709       $249,342,524
                                                                                 ============       ============



                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities
NOTES TO FINANCIAL STATEMENTS [ ] OCTOBER 31, 2002


1. Organization and Accounting Policies

Morgan Stanley Quality Municipal Securities (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on March 3, 1993 and commenced operations on September 29, 1993.

The following is a summary of significant accounting policies:

A. Valuation of Investments - Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy - It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment

Morgan Stanley Quality Municipal Securities
NOTES TO FINANCIAL STATEMENTS [ ] OCTOBER 31, 2002 continued

income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. Use of Estimates - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.


2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Trust pays a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets including preferred shares.


3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2002 aggregated $58,948,007 and $63,784,797, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At October 31, 2002, the Trust had transfer agent fees and expenses payable of approximately $5,100.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,034. At October 31, 2002, the Trust had an accrued pension liability of $45,361 which is included in accrued expenses in the Statement of Assets and Liabilities.


4. Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 though 5, Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Morgan Stanley Quality Municipal Securities
NOTES TO FINANCIAL STATEMENTS [ ] OCTOBER 31, 2002 continued

Dividends, which are cumulative, are reset through auction procedures.



                            AMOUNT                      RESET          RANGE OF
 SERIES     SHARES*     IN THOUSANDS*       RATE*       DATE       DIVIDEND RATES**
--------   ---------   ---------------   ----------   ----------   -----------------
    1        340           $17,000           1.75%    11/05/02       1.40 - 2.47%
    2        300            15,000           1.67     11/06/02       1.05 - 1.95
    3        300            15,000           1.70     11/07/02       1.10 - 2.00
    4        600            30,000           2.43     01/06/04       2.43 - 3.64
    5        400            20,000           2.02     07/13/04       2.02 - 2.75

------------
*      As of October 31, 2002.

**    For the year ended October 31, 2002.


Subsequent to October 31, 2002 and up through December 6, 2002, the Trust paid dividends to Series 1 through 5 at rates ranging from 1.20% to 2.43%, in the aggregate amount of $252,470.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.


5. Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:


                                                                                                                CAPITAL
                                                                                                                PAID IN
                                                                                                               EXCESS OF
                                                                                 SHARES        PAR VALUE       PAR VALUE
                                                                             --------------   -----------   ---------------
Balance, October 31, 2000 ................................................     16,861,958      $168,620      $251,297,329
Treasury shares purchased and retired (weighted average discount 10.30%)*        (448,600)       (4,486)       (5,981,292)
                                                                               ----------      --------      ------------
Balance, October 31, 2001 ................................................     16,413,358       164,134       245,316,037
Treasury shares purchased and retired (weighted average discount 8.86%)* .       (471,300)       (4,713)       (6,485,363)
Reclassification due to permanent book/tax differences ...................              -             -        (4,906,219)
                                                                               ----------      --------      ------------
Balance, October 31, 2002 ................................................     15,942,058      $159,421      $233,924,455
                                                                               ==========      ========      ============

------------
*      The Trustees have voted to retire the shares purchased.

Morgan Stanley Quality Municipal Securities
NOTES TO FINANCIAL STATEMENTS [ ] OCTOBER 31, 2002 continued

6. Federal Income Tax Status

During the year ended October 31, 2002, the Trust utilized approximately $2,415,000 of its net capital loss carryover. At October 31, 2002, the Trust had a net capital loss carryover of approximately $3,661,000, to offset future capital gains to the extent provided by regulations, available through October 31 of the following years:




     AMOUNT IN THOUSANDS
------------------------------
    2003       2004      2005
-----------   ------   -------
$  2,809       $716     $136
========       ====     ====

As of October 31, 2002, the Trust had temporary book/tax differences primarily attributable to book amortization of discount on debt securities and dividend payable to preferred shareholders and permanent book/tax differences attributable to an expired capital loss carryover and tax adjustments on debt securities sold by the Trust. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $4,906,219, accumulated undistributed net investment income was charged $9,178 and accumulated net realized loss was credited $4,915,397.


7. Dividends to Common Shareholders
On September 24, 2002, the Trust declared the following dividends from net investment income:





       AMOUNT              RECORD             PAYABLE
      PER SHARE             DATE               DATE
-------------------- ------------------ ------------------
$        0.0725      November 8, 2002   November 22, 2002
$        0.0725      December 6, 2002   December 20, 2002

8. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.


9. Risks Relating to Certain Financial Instruments
The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At October 31, 2002, the Trust held positions in residual interest bonds having a total value of $2,506,272, which represents 1.0% of the Trust's net assets applicable to common shareholders.

Morgan Stanley Quality Municipal Securities
NOTES TO FINANCIAL STATEMENTS [ ] OCTOBER 31, 2002 continued

10. Change in Accounting Policy

Effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Trust, but resulted in a $88,740 increase in the cost of securities and a corresponding increase to undistributed net investment income based on securities held as of October 31, 2001.

The effect of this change for the year ended October 31, 2002 was to increase net investment income by $13,395; decrease unrealized appreciation by $4,217 and decrease net realized gains by $9,178. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.


11. Change in Financial Statement Classification for Preferred Shares

In accordance with the provisions of EITF D-98, "Classification and Measurement of Redeemable Securities", effective for the current reporting period, the Trust has reclassified its Preferred Shares out of the composition of net assets section on the Statement of Assets and Liabilities. In addition, dividends to preferred shareholders are now classified as a component of operations on the Statement of Operations, the Statement of Changes in Net Assets and the Financial Highlights. Additionally, the categories of investments on the Portfolio of Investments are shown as a percentage of net assets applicable to common shareholders. Prior year amounts have been reclassified to conform to this period's presentation. This change has no impact on the net assets applicable to common shareholders of the Trust.

Morgan Stanley Quality Municipal Securities
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:




                                                              FOR THE YEAR ENDED OCTOBER 31,
                                                             ---------------------------------
                                                                   2002             2001
                                                             ---------------- ----------------
Selected Per Share Data:
Net asset value, beginning of period .......................    $   15.19        $   14.28
                                                                ---------        ---------
Income (loss) from investment operations:
 Net investment income* ....................................         0.99             0.99
 Net realized and unrealized gain (loss) ...................         0.15             0.83
 Common share equivalent of dividends paid to preferred
  shareholders* ............................................        (0.13)           (0.20)
                                                                ---------        ---------
Total income (loss) from investment operations .............         1.01             1.62
                                                                ---------        ---------
Less dividends from net investment income ..................        (0.82)           (0.75)
                                                                ---------        ---------
Anti-dilutive effect of acquiring treasury shares* .........         0.04             0.04
                                                                ---------        ---------
Net asset value, end of period .............................    $   15.42        $   15.19
                                                                =========        =========
Market value, end of period ................................    $   13.75        $   13.62
                                                                =========        =========
Total Return+ ..............................................         7.09%           18.82%
Ratios to Average Net Assets of Common Shareholders:
Total expenses (before expense offset) .....................         0.76%(1)         0.74%(1)
Net investment income before preferred stock dividends .....         6.52%(2)         6.65%
Preferred stock dividends ..................................         0.86%            1.34%
Net investment income available to common shareholders .....         5.66%(2)         5.31%
Supplemental Data:
Net assets applicable to common shareholders, end of
 period, in thousands ......................................    $ 245,778        $ 249,343
Asset coverage on preferred shares at end of period ........          353%             356%
Portfolio turnover rate ....................................           18%              16%



                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                                             ---------------------------------------------------------
                                                                     2000               1999              1998
                                                             -------------------- --------------- --------------------
Selected Per Share Data:
Net asset value, beginning of period .......................      $  13.45         $  14.99            $  14.31
                                                                  --------         --------            --------
Income (loss) from investment operations:
 Net investment income* ....................................         0.97             0.95                0.95
 Net realized and unrealized gain (loss) ...................         0.81            (1.57)               0.64
 Common share equivalent of dividends paid to preferred
  shareholders* ............................................        (0.22)           (0.18)              (0.19)
                                                                  --------         --------            --------
Total income (loss) from investment operations .............         1.56            (0.80)               1.40
                                                                  --------         --------            --------
Less dividends from net investment income ..................        (0.81)           (0.78)              (0.75)
                                                                  --------         --------            --------
Anti-dilutive effect of acquiring treasury shares* .........         0.08             0.04                0.03
                                                                  --------         --------            --------
Net asset value, end of period .............................      $  14.28         $  13.45            $  14.99
                                                                  ========         ========            ========
Market value, end of period ................................      $ 12.125         $ 12.063            $ 13.938
                                                                  =========        =========           =========
Total Return+ ..............................................          7.40%           (8.22)%             18.04%
Ratios to Average Net Assets of Common Shareholders:
Total expenses (before expense offset) .....................          0.77%(1)         0.73%(1)            0.72%(1)
Net investment income before preferred stock dividends .....          7.09%            6.52%               6.46%
Preferred stock dividends ..................................          1.62%            1.24%               1.29%
Net investment income available to common shareholders .....          5.47%            5.28%               5.17%
Supplemental Data:
Net assets applicable to common shareholders, end of
 period, in thousands ......................................      $240,822         $238,375            $274,027
Asset coverage on preferred shares at end of period ........           348%             345%                382%
Portfolio turnover rate ....................................             5%              10%                  3%

------------
* The per share amounts were computed using an average number of common shares outstanding during the period.
+ Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1)  Does not reflect the effect of expense offset of 0.01%.
(2) Effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to increase the ratio of net investment income to average net assets by 0.01%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                       See Notes to Financial Statements

Morgan Stanley Quality Municipal Securities
INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Morgan Stanley Quality Municipal Securities:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley Quality Municipal Securities (the "Trust"), including the portfolio of investments, as of October 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Quality Municipal Securities as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
December 9, 2002

--------------------------------------------------------------------------------

                      2002 Federal Tax Notice (unaudited)
     For the year ended October 31, 2002, all of the Trust's dividends from net investment income received by both common and preferred shareholder classes were exempt interest dividends, excludable from gross income for Federal income tax purposes.

--------------------------------------------------------------------------------

Morgan Stanley Quality Municipal Securities
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:



                                                         Term of
                                                       Office and
                                       Position(s)      Length of
       Name, Age and Address of         Held with         Time
         Independent Trustee            Registrant       Served*
------------------------------------- ------------- ----------------
Michael Bozic (61)                    Trustee       Since
c/o Mayer, Brown, Rowe & Maw                        April 1994
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (70)                    Trustee       Since
c/o Summit Ventures LLC                             January 1993
1 Utah Center
201 S. Main Street
Salt Lake City, UT

Wayne E. Hedien (68)                  Trustee       Since
c/o Mayer, Brown, Rowe & Maw                        September 1997
Counsel to the Independent Trustees
1675 Broadway
New York, NY



                                                                                          Number of
                                                                                        Portfolios in
                                                                                            Fund
                                                                                           Complex
       Name, Age and Address of                                                           Overseen
         Independent Trustee             Principal Occupation(s) During Past 5 Years    by Trustee**
------------------------------------- ------------------------------------------------ --------------
Michael Bozic (61)                    Retired; Director or Trustee of the Morgan            129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly Vice Chairman of Kmart Corporation
1675 Broadway                         (December 1998-October 2000), Chairman and
New York, NY                          Chief Executive Officer of Levitz Furniture
                                      Corporation (November 1995-November 1998)
                                      and President and Chief Executive Officer of
                                      Hills Department Stores (May 1991-July 1995);
                                      formerly variously Chairman, Chief Executive
                                      Officer, President and Chief Operating Officer
                                      (1987-1991) of the Sears Merchandise Group
                                      of Sears, Roebuck & Co.

Edwin J. Garn (70)                    Director or Trustee of the Morgan Stanley             129
c/o Summit Ventures LLC               Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                         United States Senator (R-Utah) (1974-1992)
201 S. Main Street                    and Chairman, Senate Banking Committee
Salt Lake City, UT                    (1980-1986); formerly Mayor of Salt Lake City,
                                      Utah (1971-1974); formerly Astronaut, Space
                                      Shuttle Discovery (April 12-19, 1985); Vice
                                      Chairman, Huntsman Corporation (chemical
                                      company); member of the Utah Regional
                                      Advisory Board of Pacific Corp.

Wayne E. Hedien (68)                  Retired; Director or Trustee of the Morgan            129
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly associated with the Allstate
1675 Broadway                         Companies (1966-1994), most recently as
New York, NY                          Chairman of The Allstate Corporation
                                      (March 1993-December 1994) and Chairman
                                      and Chief Executive Officer of its wholly-owned
                                      subsidiary, Allstate Insurance Company
                                      (July 1989-December 1994).



       Name, Age and Address of
         Independent Trustee                 Other Directorships Held by Trustee
------------------------------------- ------------------------------------------------
Michael Bozic (61)                    Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (70)                    Director of Franklin Covey (time management
c/o Summit Ventures LLC               systems), BMW Bank of North America, Inc.
1 Utah Center                         (industrial loan corporation), United Space
201 S. Main Street                    Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                    and the Boeing Company) and Nuskin Asia
                                      Pacific (multilevel marketing); member of the
                                      board of various civic and charitable
                                      organizations.

Wayne E. Hedien (68)                  Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe & Maw          mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees   Chairman of The Field Museum of Natural
1675 Broadway                         History; director of various other business and
New York, NY                          charitable organizations.

Morgan Stanley Quality Municipal Securities
TRUSTEE AND OFFICER INFORMATION continued


                                                         Term of
                                                       Office and
                                         Position(s)    Length of
        Name, Age and Address of          Held with       Time
          Independent Trustee             Registrant     Served*
--------------------------------------- ------------- ------------
Dr. Manuel H. Johnson (53)              Trustee       Since
c/o Johnson Smick International, Inc.                 July 1991
1133 Connecticut Avenue, N.W.
Washington, D.C.

Michael E. Nugent (66)                  Trustee       Since
c/o Triumph Capital, L.P.                             July 1991
237 Park Avenue
New York, NY



                                                                                            Number of
                                                                                          Portfolios in
                                                                                              Fund
                                                                                             Complex
        Name, Age and Address of                                                            Overseen
          Independent Trustee              Principal Occupation(s) During Past 5 Years    by Trustee**
--------------------------------------- ------------------------------------------------ --------------
Dr. Manuel H. Johnson (53)              Chairman of the Audit Committee and Director          129
c/o Johnson Smick International, Inc.   or Trustee of the Morgan Stanley Funds and the
1133 Connecticut Avenue, N.W.           TCW/DW Term Trusts; Senior Partner, Johnson
Washington, D.C.                        Smick International, Inc., a consulting firm;
                                        Co-Chairman and a founder of the Group of
                                        Seven Council (G7C), an international economic
                                        commission; formerly Vice Chairman of the
                                        Board of Governors of the Federal Reserve
                                        System and Assistant Secretary of the U.S.
                                        Treasury.

Michael E. Nugent (66)                  Chairman of the Insurance Committee and               207
c/o Triumph Capital, L.P.               Director or Trustee of the Morgan Stanley
237 Park Avenue                         Funds and the TCW/DW Term Trusts; director/
New York, NY                            trustee of various investment companies
                                        managed by Morgan Stanley Investment
                                        Management Inc. and Morgan Stanley
                                        Investments LP (since July 2001); General
                                        Partner, Triumph Capital, L.P., a private
                                        investment partnership; formerly Vice
                                        President, Bankers Trust Company and BT
                                        Capital Corporation (1984-1988).



        Name, Age and Address of
          Independent Trustee                 Other Directorships Held by Trustee
--------------------------------------- ----------------------------------------------
Dr. Manuel H. Johnson (53)              Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.   Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.           Accounting Foundation (oversight organization
Washington, D.C.                        of the Financial Accounting Standards Board).

Michael E. Nugent (66)                  Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY

Morgan Stanley Quality Municipal Securities
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:




                                                         Term of
                                                       Office and
                                     Position(s)        Length of
   Name, Age and Address of           Held with           Time
      Interested Trustee             Registrant          Served*
------------------------------ ---------------------- ------------
Charles A. Fiumefreddo (69)    Chairman and Trustee   Since
c/o Morgan Stanley Trust                              July 1991
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          Trustee                Since
c/o Morgan Stanley Trust                              June 2000
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)         Trustee                Since
1585 Broadway                                         April 1994
New York, NY



                                                                                    Number of
                                                                                  Portfolios in
                                                                                      Fund
                                                                                     Complex
   Name, Age and Address of                                                         Overseen
      Interested Trustee          Principal Occupation(s) During Past 5 Years     by Trustee**
------------------------------ ------------------------------------------------- --------------
Charles A. Fiumefreddo (69)    Chairman and Director or Trustee of the                129
c/o Morgan Stanley Trust       Morgan Stanley Funds and the TCW/DW Term
Harborside Financial Center,   Trusts; formerly Chairman, Chief Executive
Plaza Two,                     Officer and Director of the Investment Manager,
Jersey City, NJ                the Distributor and Morgan Stanley Services,
                               Executive Vice President and Director of
                               Morgan Stanley DW, Chairman and Director of
                               the Transfer Agent, and Director and/or officer
                               of various Morgan Stanley subsidiaries (until
                               June 1998) and Chief Executive Officer of the
                               Morgan Stanley Funds and the TCW/DW Term
                               Trusts (until September 2002).

James F. Higgins (54)          Senior Advisor of Morgan Stanley (since                129
c/o Morgan Stanley Trust       August 2000); Director of the Distributor and
Harborside Financial Center,   Dean Witter Realty Inc.; Director or Trustee of
Plaza Two,                     the Morgan Stanley Funds and the TCW/DW
Jersey City, NJ                Term Trusts (since June 2000); previously
                               President and Chief Operating Officer of the
                               Private Client Group of Morgan Stanley
                               (May 1999-August 2000), President and Chief
                               Operating Officer of Individual Securities of
                               Morgan Stanley (February 1997-May 1999).

Philip J. Purcell (59)         Director or Trustee of the Morgan Stanley              129
1585 Broadway                  Funds and the TCW/DW Term Trusts; Chairman
New York, NY                   of the Board of Directors and Chief Executive
                               Officer of Morgan Stanley and Morgan Stanley
                               DW; Director of the Distributor; Chairman of the
                               Board of Directors and Chief Executive Officer
                               of Novus Credit Services Inc.; Director and/or
                               officer of various Morgan Stanley subsidiaries.



   Name, Age and Address of
      Interested Trustee            Other Directorships Held by Trustee
------------------------------ --------------------------------------------
Charles A. Fiumefreddo (69)    None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ


Philip J. Purcell (59)         Director of American Airlines, Inc. and its
1585 Broadway                  parent company, AMR Corporation.
New York, NY

------------
 * Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Quality Municipal Securities
TRUSTEE AND OFFICER INFORMATION continued

Officers:




                                                        Term of
                                                       Office and
                                   Position(s)         Length of
   Name, Age and Address of         Held with             Time
       Executive Officer            Registrant          Served*              Principal Occupation(s) During Past 5 Years
------------------------------ ------------------- -----------------  ------------------------------------------------------------
Mitchell M. Merin (49)         President and       President since    President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas    Chief Executive     May 1999 and       Investment Management (since December 1998); President,
New York, NY                   Officer             Chief Executive    Director (since April 1997) and Chief Executive Officer
                                                   Officer since      (since June 1998) of the Investment Manager and Morgan
                                                   September 2002     Stanley Services; Chairman, Chief Executive Officer and
                                                                      Director of the Distributor (since June 1998); Chairman
                                                                      (since June 1998) and Director (since January 1998) of the
                                                                      Transfer Agent; Director of various Morgan Stanley
                                                                      subsidiaries; President (since May 1999) and Chief Executive
                                                                      Officer (since September 2002) of the Morgan Stanley Funds and TCW/DW Term Trusts; Trustee of various Van Kampen
                                                                      investment companies (since December 1999); previously Chief
                                                                      Strategic Officer of the Investment Manager and Morgan
                                                                      Stanley Services and Executive Vice President of the
                                                                      Distributor (April 1997-June 1998), Vice President of the
                                                                      Morgan Stanley Funds (May 1997-April 1999), and Executive
                                                                      Vice President of Morgan Stanley.

Barry Fink (47)                Vice President,     Since              General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas    Secretary and       February 1997      (since December 2000) of Morgan Stanley Investment
New York, NY                   General Counsel                        Management; Managing Director (since December 2000), and
                                                                      Secretary and General Counsel (since February 1997) and
                                                                      Director (since July 1998) of the Investment Manager and
                                                                      Morgan Stanley Services; Assistant Secretary of Morgan
                                                                      Stanley DW; Vice President, Secretary and General Counsel of
                                                                      the Morgan Stanley Funds and TCW/DW Term Trusts (since
                                                                      February 1997); Vice President and Secretary of the
                                                                      Distributor; previously, Senior Vice President, Assistant
                                                                      Secretary and Assistant General Counsel of the Investment
                                                                      Manager and Morgan Stanley Services.

Thomas F. Caloia (56)          Treasurer           Since              First Vice President and Assistant Treasurer of the
c/o Morgan Stanley Trust                           April 1989         Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                                          Services; Treasurer of the Morgan Stanley Funds.
Plaza Two
Jersey City, NJ

Ronald E. Robison (63)         Vice President      Since              Managing Director, Chief Administrative Officer and Director
1221 Avenue of the Americas                        October 1998       (since February 1999) of the Investment Manager and Morgan
New York, NY                                                          Stanley Services and Chief Executive Officer and Director of
                                                                      the Transfer Agent; previously Managing Director of the TCW
                                                                      Group Inc.

Joseph J. McAlinden (59)       Vice President      Since              Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                        July 1995          Investment Manager, Morgan Stanley Investment Management
New York, NY                                                          Inc. and Morgan Stanley Investments LP; Director of the
                                                                      Transfer Agent; Chief Investment Officer of the Van Kampen
                                                                      Funds.

Francis Smith (37)             Vice President      Since              Vice President and Chief Financial Officer of the Morgan
c/o Morgan Stanley Trust       and Chief           September 2002     Stanley Funds and the TCW/DW Term Trusts (since September
Harborside Financial Center,   Financial Officer                      2002); Executive Director of the Investment Manager and
Plaza Two,                                                            Morgan Stanley Services (since December 2001). Formerly,
Jersey City, NJ                                                       Vice President of the Investment Manager and Morgan Stanley
                                                                      Services (August 2000-November 2001), Senior Manager at
                                                                      PricewaterhouseCoopers LLP (January 1998-August 2000) and
                                                                      Associate-Fund Administration at BlackRock Financial

James F. Willison (58)         Vice President      Since Inception    Management (July 1996-December 1997). Managing Director and
1221 Avenue of the Americas                                           Portfolio Manager of the Investment Manager and/or its
New York, New York                                                    investment management affiliates for over 5 years.

Joseph R. Arcieri (53)         Vice President      Since January      Executive Director and Portfolio Manager of the Investment
1221 Avenue of the Americas                        2002               Manager and/or its investment management affiliates for over
New York, New York                                                    5 years.

Robert W. Wimmel (37)          Vice President      Since January      Vice President and Portfolio Manager of the Investment
1 Parkview Plaza                                                      Manager and/or its investment affiliates for over 5 years.
Oakbrook Terrace, Illinois


------------
* Each Officer serves an indefinite term, until his or her successor is elected.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


Investments and services offered through Morgan Stanley DW Inc., member SIPC.



[MORGAN STANLEY LOGO]





                                                           [MORGAN STANLEY LOGO]

[GRAPHIC OMITTED]


MORGAN STANLEY
QUALITY MUNICIPAL
SECURITIES



ANNUAL REPORT
October 31, 2002

-------------------------------------------------------------------------------



38579RPT-9139K02-AS-11/02